Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 28, 2015
Registrant Name	FIRST INVESTORS LIFE SERIES FUNDS
Central Index Key	0000770906
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Nov. 02, 2015
Prospectus Date	Nov. 02, 2015